Accounts and Other Receivables - Summary of Change in Allowance for Doubtful Accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivables
Trade And Other Receivables [Line Items]
Beginning of the year	₩ 123	₩ 126	₩ 125
(Reversal of) Bad debt expenses	55	(3)	1
Write-off	(156)
End of the year	22	123	126
Other Receivables
Trade And Other Receivables [Line Items]
Beginning of the year	46	45	47
(Reversal of) Bad debt expenses	40	1	(2)
Write-off	(2)
End of the year	₩ 84	₩ 46	₩ 45